Investment in Affiliates (Details) - USD ($) $ in Thousands	3 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Apr. 05, 2016	Jun. 08, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Apr. 04, 2016	Mar. 31, 2016
Schedule of Equity Method Investments [Line Items]
Loss due to deconsolidation			$ 0	$ (1,347,106)
Carrying value of the investment			0		$ 91,410
Equity in net losses of affiliated company			41,454	(8,851)
Cash consideration from sale			49,911	$ 0
Ocean Rig
Schedule of Equity Method Investments [Line Items]
Loss due to deconsolidation		$ (1,347,106)
Ownership interest in Ocean Rig	0.00%					40.40%
Carrying value of the investment					401,878		$ 208,176
Market value of the investment					91,410		$ 45,985
Equity in net losses of affiliated company	$ 41,454
Loss recognized due to impairment			$ 162,191		$ 310,468
Cash consideration from sale	49,911
Gain on sale	792
Ocean Rig | Other comprehensive income
Schedule of Equity Method Investments [Line Items]
Gain on sale	$ 343